INCOME TAXES - Schedule of deductible temporary differences (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total Unrecognized Deductible Temporary Differences	€ 70,568	€ 67,601
Property and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total Unrecognized Deductible Temporary Differences	2,170	1,565
Goodwill.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total Unrecognized Deductible Temporary Differences	2,103	2,519
Right-of-use assets.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total Unrecognized Deductible Temporary Differences		29
Share issuance costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total Unrecognized Deductible Temporary Differences	2,888	2,794
Income tax losses - Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total Unrecognized Deductible Temporary Differences	32,773	29,647
Income tax losses - United Kingdom
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total Unrecognized Deductible Temporary Differences	2,107	2,329
Income tax losses - Malta
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total Unrecognized Deductible Temporary Differences	142	239
Capital tax losses - Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total Unrecognized Deductible Temporary Differences	€ 28,385	€ 28,479